STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
4. STOCKHOLDERS’ EQUITY

Share Capital

The Company has authorized 100,000,000 common shares at par value of $0.001 per share. As at December 31, 2016, the Company has 10,950,000 common shares issued and outstanding.

Stock Options

On June 10, 2010, the Company granted key officers and directors 1,090,000 stock options, which expire on June 10, 2015 with each stock option entitling its holder to purchase one common share at $0.60, which are vested 20% on the first anniversary of the grant date and remaining 80% shall become vested in four equal yearly installments on each of the four anniversary dates of the grant date subsequent to the first anniversary of the grant date.

		Weighted Average
	Number of Options	Exercise Price
Balance, December 31, 2014	200,000	0.60
Expired	(200,000)	0.60
Balance, December 31, 2015 and 2016	-	$-

As at December 31, 2015 and 2016, there are no stock options outstanding:

The fair value of each stock option granted in the fiscal year 2010 was calculated as $0.30. The Company recorded stock based compensation expense of $Nil in fiscal year 2016 (2015 - $1,056) for options granted in the previous years. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

There were no stock options granted in fiscal year 2016 and 2015.